Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000207235 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
C000207235 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000207235 | Lease (Abatement)
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000207235 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000207235 | Port, Airport & Marina Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000207235 | Tax Increment/Allocation Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000207235 | Special Tax
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000207235 | Water Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000207235 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000207235 | College & University Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000207235 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000207235 | Lease (Appropriation)
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000207235 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000207235 | Short-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000207235 | Affiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000207236 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000207236 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000207236 | Lease (Abatement)
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000207236 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000207236 | Port, Airport & Marina Revenue
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000207236 | Water Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000207236 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000207236 | College & University Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000207236 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000207236 | Lease (Appropriation)
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000207236 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000207236 | Short-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000207236 | Affiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000207236 | Lease (Non-Terminable)
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000207236 | Highway Revenue Tolls
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000026680 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	58.50%
C000026680 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000026680 | United States
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000026680 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000026680 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000026680 | Dominican Republic
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000026680 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000026680 | Egypt
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000026680 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000026680 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000026682 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	58.50%
C000026682 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000026682 | United States
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000026682 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000026682 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000026682 | Dominican Republic
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000026682 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000026682 | Egypt
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000026682 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000026682 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000200456 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	58.50%
C000200456 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000200456 | United States
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000200456 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000200456 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000200456 | Dominican Republic
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000200456 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000200456 | Egypt
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000200456 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000200456 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000026678 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	58.50%
C000026678 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000026678 | United States
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000026678 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000026678 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000026678 | Dominican Republic
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000026678 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000026678 | Egypt
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000026678 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000026678 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000064161 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	58.50%
C000064161 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000064161 | United States
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000064161 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000064161 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000064161 | Dominican Republic
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000064161 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000064161 | Egypt
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000064161 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000064161 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000026669 | Other CountriesSupranational
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000026669 | Other CountriesDominican Republic
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000026669 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000026669 | United States
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000026669 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000026669 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000026669 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000026669 | Israel
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000026669 | Chile
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000026669 | Peru
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000026668 | Other CountriesSupranational
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000026668 | Other CountriesDominican Republic
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000026668 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000026668 | United States
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000026668 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000026668 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000026668 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000026668 | Israel
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000026668 | Chile
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000026668 | Peru
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000064159 | Other CountriesSupranational
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000064159 | Other CountriesDominican Republic
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000064159 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000064159 | United States
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000064159 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000064159 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000064159 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000064159 | Israel
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000064159 | Chile
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000064159 | Peru
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000040829 | Other CountriesSupranational
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000040829 | Other CountriesDominican Republic
Holdings [Line Items]
Percent of Net Asset Value	32.40%
C000040829 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000040829 | United States
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000040829 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000040829 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000040829 | Chile
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000040829 | Peru
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000040829 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000040829 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000040829 | Poland
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000040830 | Other CountriesSupranational
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000040830 | Other CountriesDominican Republic
Holdings [Line Items]
Percent of Net Asset Value	32.40%
C000040830 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000040830 | United States
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000040830 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000040830 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000040830 | Chile
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000040830 | Peru
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000040830 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000040830 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000040830 | Poland
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000200459 | Other CountriesSupranational
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000200459 | Other CountriesDominican Republic
Holdings [Line Items]
Percent of Net Asset Value	32.40%
C000200459 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000200459 | United States
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000200459 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000200459 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000200459 | Chile
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000200459 | Peru
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000200459 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000200459 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000200459 | Poland
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000040832 | Other CountriesSupranational
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000040832 | Other CountriesDominican Republic
Holdings [Line Items]
Percent of Net Asset Value	32.40%
C000040832 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000040832 | United States
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000040832 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000040832 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000040832 | Chile
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000040832 | Peru
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000040832 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000040832 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000040832 | Poland
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000064168 | Other CountriesSupranational
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000064168 | Other CountriesDominican Republic
Holdings [Line Items]
Percent of Net Asset Value	32.40%
C000064168 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000064168 | United States
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000064168 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000064168 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000064168 | Chile
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000064168 | Peru
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000064168 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000064168 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000064168 | Poland
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000074976 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000074976 | United States
Holdings [Line Items]
Percent of Net Asset Value	85.70%
C000074976 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000074976 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000074976 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000074976 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000074976 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000074976 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000074976 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000074976 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000074976 | France
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000065241 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000065241 | United States
Holdings [Line Items]
Percent of Net Asset Value	85.70%
C000065241 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000065241 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000065241 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000065241 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000065241 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000065241 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000065241 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000065241 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000065241 | France
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000026536 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000026536 | United States
Holdings [Line Items]
Percent of Net Asset Value	67.90%
C000026536 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000026536 | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000026536 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000026536 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000026536 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000026536 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000026536 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000026536 | France
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000026536 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000026538 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000026538 | United States
Holdings [Line Items]
Percent of Net Asset Value	67.90%
C000026538 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000026538 | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000026538 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000026538 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000026538 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000026538 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000026538 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000026538 | France
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000026538 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000026534 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000026534 | United States
Holdings [Line Items]
Percent of Net Asset Value	67.90%
C000026534 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000026534 | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000026534 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000026534 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000026534 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000026534 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000026534 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000026534 | France
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000026534 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000064136 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000064136 | United States
Holdings [Line Items]
Percent of Net Asset Value	67.90%
C000064136 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000064136 | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000064136 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000064136 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000064136 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000064136 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000064136 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000064136 | France
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000064136 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000046098 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	63.40%
C000046098 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000046098 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000046098 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000046098 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000046098 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000046098 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000046098 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000046098 | AssetReal Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000046098 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000046098 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000046098 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000046098 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000046098 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000046098 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(55.50%)
C000046103 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	63.40%
C000046103 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000046103 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000046103 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000046103 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000046103 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000046103 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000046103 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000046103 | AssetReal Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000046103 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000046103 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000046103 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000046103 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000046103 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000046103 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(55.50%)
C000046099 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	63.40%
C000046099 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000046099 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000046099 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000046099 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000046099 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000046099 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000046099 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000046099 | AssetReal Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000046099 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000046099 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000046099 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000046099 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000046099 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000046099 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(55.50%)
C000200460 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	63.40%
C000200460 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000200460 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000200460 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000200460 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000200460 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000200460 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000200460 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000200460 | AssetReal Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000200460 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000200460 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000200460 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000200460 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000200460 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000200460 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(55.50%)
C000046102 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	63.40%
C000046102 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000046102 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000046102 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000046102 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000046102 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000046102 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000046102 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000046102 | AssetReal Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000046102 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000046102 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000046102 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000046102 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000046102 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000046102 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(55.50%)
C000064169 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	63.40%
C000064169 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000064169 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000064169 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000064169 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000064169 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000064169 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000064169 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000064169 | AssetReal Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000064169 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000064169 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000064169 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000064169 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000064169 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000064169 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(55.50%)
C000046101 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	63.40%
C000046101 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000046101 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000046101 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000046101 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000046101 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000046101 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000046101 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000046101 | AssetReal Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000046101 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000046101 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000046101 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000046101 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000046101 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000046101 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(55.50%)
C000026518 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000026518 | United States
Holdings [Line Items]
Percent of Net Asset Value	72.80%
C000026518 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000026518 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000026518 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000026518 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000026518 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000026518 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000026518 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000026518 | France
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000026518 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000026517 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000026517 | United States
Holdings [Line Items]
Percent of Net Asset Value	72.80%
C000026517 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000026517 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000026517 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000026517 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000026517 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000026517 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000026517 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000026517 | France
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000026517 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000026520 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000026520 | United States
Holdings [Line Items]
Percent of Net Asset Value	72.80%
C000026520 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000026520 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000026520 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000026520 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000026520 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000026520 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000026520 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000026520 | France
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000026520 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000200438 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000200438 | United States
Holdings [Line Items]
Percent of Net Asset Value	72.80%
C000200438 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000200438 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000200438 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000200438 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000200438 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000200438 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000200438 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000200438 | France
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000200438 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000026516 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000026516 | United States
Holdings [Line Items]
Percent of Net Asset Value	72.80%
C000026516 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000026516 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000026516 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000026516 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000026516 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000026516 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000026516 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000026516 | France
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000026516 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000064132 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000064132 | United States
Holdings [Line Items]
Percent of Net Asset Value	72.80%
C000064132 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000064132 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000064132 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000064132 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000064132 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000064132 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000064132 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000064132 | France
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000064132 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000026522 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000026522 | United States
Holdings [Line Items]
Percent of Net Asset Value	72.80%
C000026522 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000026522 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000026522 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000026522 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000026522 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000026522 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000026522 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000026522 | France
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000026522 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000026524 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000026524 | United States
Holdings [Line Items]
Percent of Net Asset Value	72.30%
C000026524 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000026524 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000026524 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000026524 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000026524 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000026524 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000026524 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000026524 | France
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000026524 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000026524 | China
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000031146 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000031146 | United States
Holdings [Line Items]
Percent of Net Asset Value	72.30%
C000031146 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000031146 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000031146 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000031146 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000031146 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000031146 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000031146 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000031146 | France
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000031146 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000031146 | China
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000026525 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000026525 | United States
Holdings [Line Items]
Percent of Net Asset Value	72.30%
C000026525 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000026525 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000026525 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000026525 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000026525 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000026525 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000026525 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000026525 | France
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000026525 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000026525 | China
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000200439 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000200439 | United States
Holdings [Line Items]
Percent of Net Asset Value	72.30%
C000200439 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000200439 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000200439 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000200439 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000200439 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000200439 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000200439 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000200439 | France
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000200439 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000200439 | China
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000026523 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000026523 | United States
Holdings [Line Items]
Percent of Net Asset Value	72.30%
C000026523 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000026523 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000026523 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000026523 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000026523 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000026523 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000026523 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000026523 | France
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000026523 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000026523 | China
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000064133 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000064133 | United States
Holdings [Line Items]
Percent of Net Asset Value	72.30%
C000064133 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000064133 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000064133 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000064133 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000064133 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000064133 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000064133 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000064133 | France
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000064133 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000064133 | China
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000207237 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000207237 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	36.90%
C000207237 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000207237 | Port, Airport & Marina Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000207237 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000207237 | College & University Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000207237 | Lease (Appropriation)
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000207237 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000207237 | Short-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000207237 | Affiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000207237 | Highway Revenue Tolls
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000207237 | Lease (Renewal)
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000207237 | Lease Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000207237 | Hotel Occupancy Tax
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000207237 | Fuel Sales Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000207238 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000207238 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000207238 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000207238 | Port, Airport & Marina Revenue
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000207238 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000207238 | College & University Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000207238 | Lease (Appropriation)
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000207238 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000207238 | Short-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000207238 | Affiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000207238 | Highway Revenue Tolls
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000207238 | Lease Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000207238 | Fuel Sales Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000207238 | Sales Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000207238 | Natural Gas Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000207238 | Miscellaneous Taxes
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000066772 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	56.30%
C000066772 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000066772 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	32.60%
C000066772 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000066772 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000066772 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000066772 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000066772 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	41.00%
C000066772 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000066772 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000066772 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(78.40%)
C000059899 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	56.30%
C000059899 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000059899 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	32.60%
C000059899 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000059899 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000059899 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000059899 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000059899 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	41.00%
C000059899 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000059899 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000059899 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(78.40%)
C000126843 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	49.90%
C000126843 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000126843 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	31.40%
C000126843 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000126843 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000126843 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000126843 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000126843 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000126843 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000126843 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000126843 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000126843 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(73.20%)
C000126844 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	49.90%
C000126844 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000126844 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	31.40%
C000126844 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000126844 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000126844 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000126844 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000126844 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000126844 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000126844 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000126844 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000126844 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(73.20%)
C000069768 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	49.90%
C000069768 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000069768 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	31.40%
C000069768 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000069768 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000069768 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000069768 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000069768 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000069768 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000069768 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000069768 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000069768 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(73.20%)
C000069770 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	49.90%
C000069770 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000069770 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	31.40%
C000069770 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000069770 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000069770 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000069770 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000069770 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000069770 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000069770 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000069770 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000069770 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(73.20%)
C000026531 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	47.20%
C000026531 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000026531 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000026531 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000026531 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000026531 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000026531 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000026531 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026531 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000026531 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000026531 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000026531 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(68.70%)
C000026532 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	47.20%
C000026532 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000026532 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000026532 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000026532 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000026532 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000026532 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000026532 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026532 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000026532 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000026532 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000026532 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(68.70%)
C000200440 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	47.20%
C000200440 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000200440 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000200440 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000200440 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000200440 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000200440 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000200440 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000200440 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000200440 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000200440 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000200440 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(68.70%)
C000026529 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	47.20%
C000026529 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000026529 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000026529 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000026529 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000026529 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000026529 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000026529 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026529 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000026529 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000026529 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000026529 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(68.70%)
C000064135 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	47.20%
C000064135 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000064135 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000064135 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000064135 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000064135 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000064135 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000064135 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000064135 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000064135 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000064135 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000064135 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(68.70%)
C000100916 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	47.60%
C000100916 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000100916 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000100916 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000100916 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000100916 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000100916 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000100916 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000100916 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000100916 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000100916 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(49.90%)
C000100919 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	47.60%
C000100919 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000100919 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000100919 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000100919 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000100919 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000100919 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000100919 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000100919 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000100919 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000100919 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(49.90%)
C000100920 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	47.60%
C000100920 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000100920 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000100920 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000100920 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000100920 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000100920 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000100920 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000100920 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000100920 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000100920 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(49.90%)
C000100911 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	42.70%
C000100911 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000100911 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000100911 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000100911 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000100911 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000100911 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000100911 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	44.50%
C000100911 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000100911 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000100911 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(64.70%)
C000100912 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	42.70%
C000100912 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000100912 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000100912 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000100912 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000100912 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000100912 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000100912 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	44.50%
C000100912 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000100912 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000100912 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(64.70%)
C000100907 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	42.70%
C000100907 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000100907 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000100907 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000100907 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000100907 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000100907 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000100907 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	44.50%
C000100907 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000100907 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000100907 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(64.70%)
C000100908 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	42.70%
C000100908 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000100908 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000100908 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000100908 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000100908 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000100908 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000100908 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	44.50%
C000100908 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000100908 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000100908 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(64.70%)
C000148264 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	47.60%
C000148264 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000148264 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	33.40%
C000148264 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000148264 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000148264 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000148264 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000148264 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000148264 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000148264 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000148264 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(53.80%)
C000148265 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	47.60%
C000148265 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000148265 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	33.40%
C000148265 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000148265 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000148265 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000148265 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000148265 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000148265 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000148265 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000148265 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(53.80%)
C000148267 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	47.60%
C000148267 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000148267 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	33.40%
C000148267 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000148267 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000148267 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000148267 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000148267 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000148267 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000148267 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000148267 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(53.80%)
C000213842 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	47.60%
C000213842 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000213842 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	33.40%
C000213842 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000213842 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000213842 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000213842 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000213842 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000213842 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000213842 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000213842 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(53.80%)
C000026638 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	47.30%
C000026638 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000026638 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000026638 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000026638 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000026638 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000026638 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000026638 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026638 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	42.40%
C000026638 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000026638 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000026638 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(65.30%)
C000026640 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	47.30%
C000026640 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000026640 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000026640 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000026640 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000026640 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000026640 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000026640 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026640 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	42.40%
C000026640 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000026640 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000026640 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(65.30%)
C000200450 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	47.30%
C000200450 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000200450 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000200450 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000200450 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000200450 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000200450 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000200450 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000200450 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	42.40%
C000200450 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000200450 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000200450 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(65.30%)
C000026637 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	47.30%
C000026637 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000026637 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000026637 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000026637 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000026637 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000026637 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000026637 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026637 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	42.40%
C000026637 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000026637 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000026637 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(65.30%)
C000064153 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	47.30%
C000064153 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000064153 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000064153 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000064153 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000064153 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000064153 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000064153 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000064153 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	42.40%
C000064153 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000064153 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000064153 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(65.30%)
C000026632 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000026632 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000026632 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000026632 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000026632 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000026632 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000026632 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026632 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000026632 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	46.70%
C000026632 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000026632 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000026632 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(33.10%)
C000026634 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000026634 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000026634 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000026634 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000026634 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000026634 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000026634 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026634 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000026634 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	46.70%
C000026634 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000026634 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000026634 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(33.10%)
C000200449 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000200449 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000200449 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000200449 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000200449 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000200449 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000200449 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000200449 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000200449 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	46.70%
C000200449 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000200449 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000200449 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(33.10%)
C000026630 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000026630 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000026630 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000026630 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000026630 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000026630 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000026630 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026630 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000026630 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	46.70%
C000026630 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000026630 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000026630 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(33.10%)
C000064152 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000064152 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000064152 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000064152 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000064152 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000064152 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000064152 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000064152 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000064152 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	46.70%
C000064152 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000064152 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000064152 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(33.10%)
C000026636 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000026636 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000026636 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000026636 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000026636 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000026636 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000026636 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026636 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000026636 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	46.70%
C000026636 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000026636 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000026636 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(33.10%)
C000026560 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	40.20%
C000026560 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000026560 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	34.30%
C000026560 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000026560 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000026560 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000026560 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000026560 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026560 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000026560 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000026560 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000026560 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(49.70%)
C000026562 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	40.20%
C000026562 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000026562 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	34.30%
C000026562 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000026562 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000026562 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000026562 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000026562 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026562 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000026562 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000026562 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000026562 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(49.70%)
C000200443 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	40.20%
C000200443 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000200443 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	34.30%
C000200443 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000200443 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000200443 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000200443 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000200443 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000200443 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000200443 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000200443 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000200443 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(49.70%)
C000026559 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	40.20%
C000026559 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000026559 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	34.30%
C000026559 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000026559 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000026559 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000026559 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000026559 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026559 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000026559 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000026559 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000026559 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(49.70%)
C000064140 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	40.20%
C000064140 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000064140 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	34.30%
C000064140 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000064140 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000064140 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000064140 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000064140 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000064140 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000064140 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000064140 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000064140 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(49.70%)
C000039231 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	40.90%
C000039231 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000039231 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	39.20%
C000039231 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000039231 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000039231 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000039231 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000039231 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000039231 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000039231 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000039231 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(37.80%)
C000039232 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	40.90%
C000039232 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000039232 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	39.20%
C000039232 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000039232 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000039232 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000039232 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000039232 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000039232 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000039232 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000039232 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(37.80%)
C000200458 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	40.90%
C000200458 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000200458 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	39.20%
C000200458 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000200458 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000200458 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000200458 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000200458 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000200458 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000200458 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000200458 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(37.80%)
C000039229 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	40.90%
C000039229 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000039229 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	39.20%
C000039229 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000039229 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000039229 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000039229 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000039229 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000039229 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000039229 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000039229 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(37.80%)
C000064167 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	40.90%
C000064167 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000064167 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	39.20%
C000064167 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000064167 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000064167 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000064167 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000064167 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000064167 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000064167 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000064167 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(37.80%)
C000051570 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000051570 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000051570 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000051570 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	74.80%
C000051570 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	61.90%
C000051570 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000051570 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000051570 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000051570 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000051570 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000051570 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000051570 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(85.20%)
C000051570 | AssetMutual Funds
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000031215 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	48.00%
C000031215 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000031215 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000031215 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000031215 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000031215 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000031215 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000031215 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000031215 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(4.00%)
C000031215 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(31.90%)
C000031217 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	48.00%
C000031217 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000031217 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000031217 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000031217 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000031217 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000031217 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000031217 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000031217 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(4.00%)
C000031217 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(31.90%)
C000200451 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	48.00%
C000200451 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000200451 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000200451 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000200451 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000200451 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000200451 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000200451 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000200451 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(4.00%)
C000200451 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(31.90%)
C000026642 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	48.00%
C000026642 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000026642 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000026642 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000026642 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000026642 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000026642 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000026642 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000026642 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(4.00%)
C000026642 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(31.90%)
C000064154 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	48.00%
C000064154 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000064154 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000064154 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000064154 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000064154 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000064154 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000064154 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000064154 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(4.00%)
C000064154 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(31.90%)
C000031249 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	52.30%
C000031249 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000031249 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	31.70%
C000031249 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000031249 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000031249 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000031249 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000031249 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	41.50%
C000031249 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000031249 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000031249 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(69.20%)
C000031251 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	52.30%
C000031251 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000031251 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	31.70%
C000031251 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000031251 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000031251 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000031251 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000031251 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	41.50%
C000031251 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000031251 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000031251 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(69.20%)
C000200457 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	52.30%
C000200457 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000200457 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	31.70%
C000200457 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000200457 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000200457 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000200457 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000200457 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	41.50%
C000200457 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000200457 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000200457 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(69.20%)
C000028347 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	52.30%
C000028347 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000028347 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	31.70%
C000028347 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000028347 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000028347 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000028347 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000028347 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	41.50%
C000028347 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028347 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000028347 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(69.20%)
C000064162 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	52.30%
C000064162 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000064162 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	31.70%
C000064162 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000064162 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000064162 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000064162 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000064162 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	41.50%
C000064162 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000064162 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000064162 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(69.20%)
C000026645 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	60.60%
C000026645 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000026645 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000026645 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000026645 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000026645 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000026645 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000026645 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026645 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000026645 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000026645 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000026645 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000026645 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(43.20%)
C000026644 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	60.60%
C000026644 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000026644 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000026644 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000026644 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000026644 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000026644 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000026644 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026644 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000026644 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000026644 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000026644 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000026644 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(43.20%)
C000026647 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	60.60%
C000026647 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000026647 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000026647 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000026647 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000026647 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000026647 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000026647 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026647 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000026647 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000026647 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000026647 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000026647 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(43.20%)
C000200452 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	60.60%
C000200452 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000200452 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000200452 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000200452 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000200452 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000200452 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000200452 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000200452 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000200452 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000200452 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000200452 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000200452 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(43.20%)
C000026643 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	60.60%
C000026643 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000026643 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000026643 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000026643 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000026643 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000026643 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000026643 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026643 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000026643 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000026643 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000026643 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000026643 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(43.20%)
C000064155 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	60.60%
C000064155 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000064155 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000064155 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000064155 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000064155 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000064155 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000064155 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000064155 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000064155 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000064155 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000064155 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000064155 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(43.20%)
C000026649 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	60.60%
C000026649 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000026649 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000026649 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000026649 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000026649 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000026649 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000026649 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026649 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000026649 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000026649 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000026649 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000026649 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(43.20%)
C000132360 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	41.50%
C000132360 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000132360 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000132360 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000132360 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000132360 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000132360 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000132360 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000132360 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(33.40%)
C000132360 | AssetCommodities
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000132361 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	41.50%
C000132361 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000132361 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000132361 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000132361 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000132361 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000132361 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000132361 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000132361 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(33.40%)
C000132361 | AssetCommodities
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000200466 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	41.50%
C000200466 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000200466 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000200466 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000200466 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000200466 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000200466 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000200466 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000200466 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(33.40%)
C000200466 | AssetCommodities
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000132356 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	41.50%
C000132356 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000132356 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000132356 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000132356 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000132356 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000132356 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000132356 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000132356 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(33.40%)
C000132356 | AssetCommodities
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000132357 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	41.50%
C000132357 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000132357 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000132357 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000132357 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000132357 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000132357 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000132357 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000132357 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(33.40%)
C000132357 | AssetCommodities
Holdings [Line Items]
Percent of Net Asset Value	16.50%